Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss	$ 12,953,000	$ 6,600,000
Stock compensation	1,732,000
Reserves	85,000
DTA	14,770,000	6,600,000
State taxes	(956,000)
Depreciation and amortization		(600,000)
DTL	(956,000)	(600,000)
Net	13,814,000	6,000,000
Valuation allowance	(13,814,000)	(6,000,000)
Deferred tax assets, net